Intangible Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 1,199	£ 1,203
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	£ 339	£ 342